Debt - Accounts Receivable Financing Program - Additional Information (Detail) - USD ($)		9 Months Ended	12 Months Ended
	Oct. 19, 2015	Oct. 01, 2016	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013	Jan. 08, 2016
Debt Instrument [Line Items]
Total debt		$ 3,831,350,000	$ 4,733,136,000	$ 4,698,592,000
Debt instrument, extended maturity date			Mar. 31, 2019
Costs and fees incurred					$ 29,000,000
Revolving credit facility, outstanding amount						$ 314,000,000
Commercial Paper [Member]
Debt Instrument [Line Items]
Percentage of unused commitment fee		0.35%	0.35%
2012 ABS Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 800,000,000	$ 800,000,000
Total debt		680,000,000	586,000,000	$ 636,000,000
Available capacity		$ 63,000,000	$ 111,000,000
Debt instrument, extended maturity date	Sep. 30, 2018
Costs and fees incurred	$ 1,000,000
Weighted average interest rate			1.41%	1.43%
Revolving credit facility, outstanding amount						$ 75,000,000
2012 ABS Facility [Member] | Commercial Paper [Member]
Debt Instrument [Line Items]
Interest rate description		The lender's commercial paper rate, plus any other costs associated with the issuance of commercial paper plus 1.00%	The lender's commercial paper rate, plus any other costs associated with the issuance of commercial paper, plus 1.00%
Interest rate above base rate		1.00%	1.00%
Excluding Commercial Paper [Member]
Debt Instrument [Line Items]
Interest rate description		LIBOR plus 1.00%	LIBOR plus 1.00%
Percentage of unused commitment fee		0.35%	0.35%
Basis spread on variable interest rate		1.00%	1.00%